Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and other loans, net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of significant accounting policies
Loan receivable from Xiaoying, net	¥ 4,947,833,357	$ 696,887,753	¥ 3,810,393,225
Accrued interest receivable	¥ 81,941,166	$ 11,541,172	¥ 55,245,376
Charges off policy of Loans receivables (in days)	60 days